Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Jul. 29, 2011
Rainier High Yield Portfolio | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.79%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.67%	[2]
1 Year	rr_ExpenseExampleYear01	68
3 Years	rr_ExpenseExampleYear03	240
5 Years	rr_ExpenseExampleYear05	427
10 Years	rr_ExpenseExampleYear10	967
Annual Return 2001	rr_AnnualReturn2001
Annual Return 2002	rr_AnnualReturn2002
Annual Return 2003	rr_AnnualReturn2003
Annual Return 2004	rr_AnnualReturn2004
Annual Return 2005	rr_AnnualReturn2005
Annual Return 2006	rr_AnnualReturn2006
Annual Return 2007	rr_AnnualReturn2007
Annual Return 2008	rr_AnnualReturn2008
Annual Return 2009	rr_AnnualReturn2009
Annual Return 2010	rr_AnnualReturn2010	13.33%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.29%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.35%
1 Year	rr_AverageAnnualReturnYear01	13.33%
Since Inception	rr_AverageAnnualReturnSinceInception	22.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2009
Rainier High Yield Portfolio | Institutional Shares | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.21%
Since Inception	rr_AverageAnnualReturnSinceInception	17.93%
Rainier High Yield Portfolio | Institutional Shares | Return after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.61%
Since Inception	rr_AverageAnnualReturnSinceInception	16.46%
Rainier High Yield Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION Rainier High Yield Portfolio Institutional Shares
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Rainier High Yield Portfolio (the "Portfolio") seeks to earn a high level of current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Capital appreciation is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Rainier High Yield Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Rainier High Yield Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Rainier High Yield Portfolio's turnover rate was 26.16% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.16%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Financial Highlights, because the financial statements include only the direct operating expenses incurred by the Fund and not the indirect costs of investing in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Rainier High Yield Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same (taking into account the contractual expense limitation). Although your actual cost may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In pursuing its goal, the Rainier High Yield Portfolio invests at least 80% of its assets in below investment grade bonds of corporate issuers. These "high yield" securities, often called "junk bonds," will generally be rated BB or lower by Standard & Poor's Rating Group ("S&P") or will be of equivalent quality rating from another Nationally Recognized Statistical Ratings Organization. If the bond is unrated, the Investment Adviser may determine whether it is of comparable quality and therefore eligible for the Portfolio's investment.

The Portfolio will purchase securities of companies in any capitalization range – small, medium or large. The Portfolio's principal investments include domestic corporate debt securities, structured notes including collateralized loan obligations, asset-backed securities, mortgage-backed securities, foreign debt securities (including Yankees and emerging markets securities), fixed and floating rate bonds, as well as zero coupon bonds. There is no minimum quality rating for investments, and as such the Portfolio may invest in securities which no longer make payments of interest or principal, including defaulted securities. The Portfolio intends to focus primarily on securities with credit ratings (or equivalent quality) between the range of BB and B of the high-yield market.

The Portfolio may also invest in private placements and "Rule 144A" securities, which are subject to resale restrictions. The Portfolio is permitted to invest up to 15% of its net assets in equity securities such as common stock, preferred stock, warrants, rights and exchange-traded funds. The Portfolio may also invest up to 20% of its assets in investment grade securities, including U.S. Treasury and U.S. government agency securities. The Portfolio may invest up to 25% of its assets in foreign securities issues (including emerging markets), including those denominated in U.S. dollars.

The Portfolio may purchase bonds of any maturity, but the Portfolio will normally have a dollar-weighted average maturity between two and fifteen years. The average maturity may be less than two years if the Investment Adviser believes a temporary defensive posture is appropriate. In addition, duration may be one of the characteristics considered in security selection, but the Portfolio does not focus on bonds with any particular duration. Duration is a measure of interest rate risk using the expected life of a fixed-income security that was developed as a more precise alternative to the concept of "term to maturity." Duration incorporates a bond's yield, coupon interest payments, final maturity, call and put features and prepayment exposure into one measure.

The Portfolio may sell a security if it achieves the valuation target or the underlying fundamentals deteriorate compared to the portfolio manager's expectations, or when swapped for a more attractive security.

The Portfolio is considered to be non-diversified.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Since the Portfolio is invested in securities whose prices change daily, there is the risk that an investor could lose money. The following risks could affect the value of your investment:

•

High-Yield (Junk Bond) Risk – Below investment grade debt securities are speculative and involve a greater risk of default and price change due to changes in the issuer's creditworthiness. The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline significantly in periods of general economic difficulty;

•

Bond Risks – As with most fixed-income funds, the income on and value of your shares in the Portfolio will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Portfolio owns usually decline. Generally, the longer the Portfolio's average portfolio maturity and the lower the average quality of its portfolio, the greater the price fluctuation. The price of any security owned by the Portfolio may also fall in response to events affecting the issuer of the security, such as its ability to continue to make principal and interest payments or its credit rating. Bond risks also include liquidity risks, mortgage-related and other asset-backed securities risks and prepayment risks;

•

Market Risk – The securities markets could decline or companies represented in the Portfolio may weaken or otherwise not meet market expectations. The securities markets have been subject to significant volatility recently which has increased the risks associated with an investment in the Portfolio;

•

Foreign Securities and Emerging Markets Risks – Foreign securities and emerging markets involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of securities markets and less liquidity and more volatility than domestic markets, which may result in delays in settling securities transactions;

•	Liquidity Risk – Illiquid securities may reduce the returns of the Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price.

•	Unrated Securities Risk – Unrated securities may be less liquid than comparable rated securities and involve greater risks;

•

Management Risk – Like all managed funds, there is a risk that the Investment Adviser's strategy for managing the Portfolio may not achieve the desired results or may be less effective than other strategies in a particular market environment.

•	Non-Diversification Risk – The Portfolio is non-diversified, which means that the Portfolio may invest a greater percentage of its assets in a particular issuer compared with diversified mutual funds.

Risk Lose Money [Text]	rr_RiskLoseMoney	Since the Portfolio is invested in securities whose prices change daily, there is the risk that an investor could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk – The Portfolio is non-diversified, which means that the Portfolio may invest a greater percentage of its assets in a particular issuer compared with diversified mutual funds.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information provides some indication of the risks of investing in the Rainier High Yield Portfolio. The bar chart below illustrates how the Portfolio's total returns have varied since inception. The table below illustrates how the Portfolio's average annual total returns for the 1-year and since inception periods compare with a domestic high yield market index. The Portfolio's performance before and after taxes is not necessarily an indication of how the Portfolio will perform in the future. Updated performance is available on the Investment Adviser's website at www.rainierfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below illustrates how the Portfolio's total returns have varied since inception. The table below illustrates how the Portfolio's average annual total returns for the 1-year and since inception periods compare with a domestic high yield market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rainierfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's performance before and after taxes is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	RAINIER HIGH YIELD PORTFOLIO CALENDAR-YEAR TOTAL RETURNS (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The year-to-date total return as of June 30, 2011 for the Portfolio was 4.29%. Best Quarter: +9.90% (third quarter, 2009) Worst Quarter: 0.35% (second quarter, 2010)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS as of Dec. 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Rainier High Yield Portfolio | BofA Merrill Lynch High Yield Master II Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.19%
Since Inception	rr_AverageAnnualReturnSinceInception	36.60%

[1]	Acquired Fund Fees and Expenses represent indirect expenses incurred by the Fund that result from investing in shares of one or more other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Financial Highlights, because the financial statements include only the direct operating expenses incurred by the Fund and not the indirect costs of investing in other investment companies.
[2]	Rainier Investment Management Inc.® (the "Investment Adviser") has contractually agreed to reduce its fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expenses, interest, taxes, brokerage commissions, sales charges, extraordinary expenses and Rule 12b-1 fees) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for shares of the Rainier High Yield Portfolio to 0.65% of the Portfolio's average net assets (the "Expense Cap"). The Expense Cap will remain in effect until at least July 31, 2012. This Expense Cap may not be changed or discontinued during the period without prior approval of the Board of Trustees. The agreement may be terminated at any time by the Board of Trustees upon 60 days' notice to the Investment Adviser, or the Investment Adviser may decline to renew the contract with notice to the Board of Trustees at least 30 days before its annual expiration date.